DISCONTINUED OPERATIONS - General information (Details) - 4Degrees Inc. Colocation data centers $ in Millions	3 Months Ended
Jun. 30, 2020 CAD ($)
DISCONTINUED OPERATIONS
Gain on disposal of businesses	$ 30.8
Tax benefit on discontinued operations	$ 4.7